11. SHARE BASED COMPENSATION PLANS (Details Narrative) (2013 Stock Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2014
Employee [Member]
Restricted stock units	921,250
Restricted stock vested	57,500
Restricted stock forfeitures	140,000
Share based compensation expense	$ 159,000
Unrecognized compensation expense	184,000
Unrecognized compensation expense, period	6 months
Employee [Member] | Selling, general and administrative [Member]
Share based compensation expense	154,000
Employee [Member] | Research and development costs
Share based compensation expense	5,000
Non-employee [Member]
Restricted stock units	1,640,222
Restricted stock vested	1,747,070
Restricted stock award	1,890,570
Restricted stock forfeitures	0
Share based compensation expense	818,000
Unrecognized compensation expense	60,000
Unrecognized compensation expense, period	10 months 28 days
Isuued common stock	49,348
Accrued expenses and other liabilities	22,000
Non-employee [Member] | Selling, general and administrative [Member]
Share based compensation expense	679,000
Non-employee [Member] | Professional fees
Share based compensation expense	$ 139,000